Stockholders' Equity (Deficit) - Common Stock Warrants (Details) - USD ($)	1 Months Ended	4 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity (Deficit)
Allocated fair value of warrants recorded in stockholders' deficit			$ 804,000	$ 175,000
Common Stock Warrants
Stockholders' Equity (Deficit)
Number of shares of common stock under warrants outstanding			54,748		53,715	53,715
Common Stock Warrants issued with Series E Convertible Preferred Stock
Stockholders' Equity (Deficit)
Percentage of convertible preferred stock shares for issuance of warrants	70.00%
Exercise price of warrants issued (in dollars per share)	$ 504.00
Warrants issued to purchase shares of common stock (in shares)	6,129	33,314
Allocated fair value of warrants recorded in stockholders' deficit	$ 804,000	$ 175,000
Common Stock Warrants issued for amendment to Series E Convertible Preferred Stock
Stockholders' Equity (Deficit)
Percentage of convertible preferred stock shares for issuance of warrants	70.00%
Exercise price of warrants issued (in dollars per share)	$ 504.00
Warrants issued to purchase shares of common stock (in shares)	15,801
Incremental fair value from the modification	$ 2,384,000